VIA EDGAR

November 7, 2016

Mr. Jeffrey A. Foor
Senior Counsel
U.S. Securities and Exchange Commission
Washington, D.C. 20549

RE:	Peachtree Alternative Strategies Fund (“Fund”)
File Nos. 811-23184; 333-213296

Dear Mr. Foor:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 which was filed with the Commission on August 24, 2016 (accession number 0001398344-16-017354) (the “Registration Statement”), which amendment constitutes Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act and Amendment No. 1 to the Registration Statement under the Investment Company Act (the “Amendment”). The Amendment has been tagged to indicate paragraphs that include changes made to the Registration Statement.  This filing is made to incorporate: (1) updates in response to comments received from the staff of the Commission by letter dated September 23, 2016; and (2) certain other changes.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

/s/ Edward C. Lawrence
Edward C. Lawrence

cc:	Ford Donohue, Peachtree Alternative Strategies Fund